Prepaid Land Lease Payments (Details) - Land use rights - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 10,400	$ 11,147
Less: accumulated amortization	1,703	1,573
Net carrying value	$ 8,697	$ 9,574